Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 28, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Stratton Real Estate Fund, Inc.

Registration Nos. 2-42379 and 811-2240

Dear Sir or Madam:

On behalf of Stratton Real Estate Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 40 to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on May 1, 2013. The Amendment is being filed to amend certain information concerning the Stratton Multi-Cap Fund, Inc. Effective May 1, 2013, Stratton Multi-Cap Fund, Inc. will change its name to Stratton Mid Cap Value Fund, Inc. to more appropriately reflect the characteristics and securities holdings of the fund. The Amendment has been marked to show changes from the last Post-Effective Amendment for the Company. Prior to the effective date of this Amendment, the Company intends to make a filing pursuant to Rule 485(b) under the 1933 Act to update the Company’s performance and financial information and make other non-material changes.

Questions and comments may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer